BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting by Product Line

The following tables set forth the Company’s two main segments:

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2014
Product sales	$45,187,612	$1,082,117	$—	$46,269,729
	45,187,612	1,082,117	—	46,269,729

Cost of sales	(37,052,929)	(693,739)	—	(37,746,668)
	(37,052,929)	(693,739)	—	(37,746,668)
Gross profit	8,134,683	388,378	—	8,523,061

Selling and distribution expenses	(425,012)	(110,053)	—	(535,065)
Administrative and other expenses	(1,533,796)	(882,149)	(25,616)	(2,441,561)
Operating income/(loss)	6,175,875	(603,824)	(25,616)	5,546,435
Other income	250,918	18,815	32	269,765
Interest expenses	(1,014,244)	(263,607)	(450)	(1,278,301)

Income/(loss) before income taxes	5,412,549	(848,616)	(26,034)	4,537,899
Income tax expenses	(890,957)	(17,311)	—	(908,268)

Net income/(loss)	4,521,592	(865,927)	(26,034)	3,629,631

Total assets	$66,525,740	$11,080,097	$54,220	$77,660,057

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2013
Product sales	$42,088,878	$1,569,950	$—	$43,658,828
	42,088,878	1,569,950	—	43,658,828

Cost of sales	(34,064,662)	(639,986)	—	(34,704,648)
	(34,064,662)	(639,986)	—	(34,704,648)
Gross profit	8,024,216	929,964	—	8,954,180

Selling and distribution expenses	(567,504)	(117,358)	—	(684,862)
Administrative and other expenses	(2,281,505)	(870,022)	(51,680)	(3,203,207)
Operating income/(loss)	5,175,207	(57,416)	(51,680)	5,066,111
Other income	241,273	162,943	1,191	405,407
Interest expenses	(1,154,916)	(116,374)	(5)	(1,271,295)

Income/(loss) before income taxes	4,261,564	(10,847)	(50,494)	4,200,223
Income tax expenses	(721,560)	(4,646)	—	(726,206)

Net income/(loss)	3,540,004	(15,493)	(50,494)	3,474,017

Total assets	$61,711,298	$13,254,548	$58,650	$75,024,496

	Bimetallic
	composite
	wire	Wiring	Corporate	Consolidated
	products	equipment	and other	Total
Year ended December 31, 2012
Product sales	$40,753,851	$1,884,266	$—	$42,638,117
	40,753,851	1,884,266	—	42,638,117

Cost of sales	(31,718,549)	(890,784)	—	(32,609,334)
	(31,718,549)	(890,784)	—	(32,609,334)
Gross profit	9,035,302	993,482	—	10,028,783

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,547)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680
Income tax expenses	(1,072,553)	(68,370)	—	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

Schedule of Revenues by Geographic Segment

	For the Years Ended December 31,
	2014	2013	2012
Geographical information:
PRC	$40,129,549	$38,431,632	$34,002,646
Others	6,140,180	5,227,196	8,635,471
	$46,269,729	$43,658,828	$42,638,117